Income Tax - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other current tax liabilities	€ 23	€ 4,906
+ Income tax expense (benefit)	380	(116)	€ 2,215
Deferred tax liabilities	455	510
Tax loss carry forwards	523,392	477,149	449,679
Taxable profit limit	€ 1,000
Percentage of profit exceeding limit offsetting taxable profit	50.00%
Tax loss carried forward used to offset taxable profits	€ 33,700
Deferred tax assets	1,275
Tax effect of tax losses	7,832	7,037	0
Deferred tax liability (asset)	(455)	(510)	(602)
Impact on equity	0	0
Impact on the profit/loss	55	93
OCEANE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,183	1,770	2,315
Deferred tax assets	842	1,260	1,712
OCEANE | Impact Attributable To Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact on equity	0	0
Impact on the profit/loss	586	545
OCEANE | Impact Attributable To Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact on equity	0	0
Impact on the profit/loss	418	453
Exceptional Depreciation on acquisition costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	113	0	€ 0
Exceptional Depreciation on acquisition costs | Impact Attributable To Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact on equity	0	0
Impact on the profit/loss	€ (113)	€ 0